780 NORTH WATER STREET MILWAUKEE, WI 53202-3590 TEL 414-273-3500 FAX 414-273-5198 www.gklaw.com GODFREY & KAHN, S.C. MILWAUKEE APPLETON GREEN BAY MADISON WAUKESHA

May 15, 2007

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C.  20549

          RE:     Frontegra Funds, Inc.
                    (Registration Nos. 333-7305; 811-7685)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find the Company’s Registration Statement on Form N-14 relating to the issuance of shares of the Frontegra Total Return Bond Fund and Frontegra Investment Grade Bond Fund in connection with the acquisition of the Columbus Core Plus Fund and Columbus Core Fund, series of Columbus Funds, Inc.

Please direct all of your questions and/or comments regarding this filing to the undersigned at (414) 287-9334.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Working Group

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